UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 01, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $827,296 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    20446   236912 SH       SOLE                   145820             91092
ABB Ltd- Spon ADR           COM                 000375204    14057   626163 SH       SOLE                   379865            246298
ABB Ltd- Spon ADR           COM                 000375204     4490   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    19868   409744 SH       SOLE                   250556            159188
Accenture Ltd.              COM                 G1151c101     4849   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    23479   566703 SH       SOLE                   343975            222728
Agilent Technologies Inc.   COM                 00846u101     4143   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    12787   140590 SH       SOLE                    85815             54775
Air Products & Chemicals    COM                 009158106     5457    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    18793   340579 SH       SOLE                   209035            131544
Allegheny Technologies Inc  COM                 01741R102     4966    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    16147   135427 SH       SOLE                    82497             52930
Automatic Data Processing   COM                 053015103    13272   286780 SH       SOLE                   174545            112235
Automatic Data Processing   COM                 053015103     4628   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107     9615   168175 SH       SOLE                   103077             65098
Bank of America Corp.       COM                 060505104     5336   400000 SH       DEFINED 01             400000
Bank of America Corp.       COM                 060505104     7473   560218 SH       SOLE                   329803            230415
Baxter International Inc.   COM                 071813109    22315   440834 SH       SOLE                   271858            168976
Baxter International Inc.   COM                 071813109     7593   150000 SH       DEFINED 01             150000
Cameron International Corp. COM                 13342B105    45144   889880 SH       SOLE                   542580            347300
Cameron International Corp. COM                 13342B105    17755   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    26887   583095 SH       SOLE                   352255            230840
Carnival Corp.              COM                 143658300     4611   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     4046   200000 SH       DEFINED 01             200000
Citigroup Inc.              COM                 172967101       71    14975 SH       SOLE                    14975
CVS/Caremark Corp.          COM                 126650100    23951   688850 SH       SOLE                   423250            265600
Eaton Corp.                 COM                 278058102    19174   188884 SH       SOLE                   113976             74908
Goldman Sachs Group Inc.    COM                 38141G104    33140   197075 SH       SOLE                   117183             79892
Goldman Sachs Group Inc.    COM                 38141G104     8408    50000 SH       DEFINED 01              50000
Hewlett-Packard Company     COM                 428236103    21085   500826 SH       SOLE                   306189            194637
Hewlett-Packard Company     COM                 428236103     5262   125000 SH       DEFINED 01             125000
Ingersoll Rand Company      COM                 G47791101     4874   103500 SH       DEFINED 01             103500
Ingersoll Rand Company      COM                 G47791101    17564   372985 SH       SOLE                   226625            146360
Int'l Business Machines     COM                 459200101      220     1500 SH       SOLE                     1500
Jacobs Engineering Group    COM                 469814107    16712   364485 SH       SOLE                   222775            141710
Jacobs Engineering Group    COM                 469814107     4585   100000 SH       DEFINED 01             100000
Lockheed Martin Corp.       COM                 539830109    12720   181950 SH       SOLE                   111710             70240
Lockheed Martin Corp.       COM                 539830109     6991   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    18480   730439 SH       SOLE                   448963            281476
Manitowoc Company Inc.      COM                 563571108     1311   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    19817   445916 SH       SOLE                   271325            174591
MetLife Inc.                COM                 59156R108     4444   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    14332   513515 SH       SOLE                   310460            203055
Monsanto Co.                COM                 61166W101    14774   212153 SH       SOLE                   130765             81388
Monsanto Co.                COM                 61166W101     5223    75000 SH       DEFINED 01              75000
Nike Inc. Cl B              COM                 654106103    32244   377481 SH       SOLE                   228051            149430
Oaktree Captial Group LLC   COM                 674001102     3994   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    17830   330364 SH       SOLE                   201435            128929
Schlumberger Ltd.           COM                 806857108    26933   322556 SH       SOLE                   194603            127953
SPDR Trust Series I         COM                 78462F103     1713    13620 SH       SOLE                                      13620
Union Pacific Corp.         COM                 907818108    21342   230325 SH       SOLE                   139220             91105
United Parcel Service Inc.  COM                 911312106    17130   236020 SH       SOLE                   143656             92364
United Technologies Corp.   COM                 913017109    20139   255833 SH       SOLE                   154575            101258
USG Corp.                   COM                 903293405     5049   300000 SH       DEFINED 01             300000
USG Corp.                   COM                 903293405     8064   479163 SH       SOLE                   292860            186303
WABCO Holdings Inc.         COM                 92927K102    24909   408816 SH       SOLE                   246623            162193
Walt Disney Co.             COM                 254687106    13722   365830 SH       SOLE                   219355            146475
Wells Fargo & Co.           COM                 949746101    17583   567391 SH       SOLE                   358996            208395
Whirlpool Inc.              COM                 963320106    18135   204149 SH       SOLE                   123640             80509
Whirlpool Inc.              COM                 963320106     6662    75000 SH       DEFINED 01              75000
Xerox Corp.                 COM                 984121103     3456   300000 SH       DEFINED 01             300000
Xerox Corp.                 COM                 984121103    17096  1484040 SH       SOLE                   898980            585060